UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Funds, Inc

100 First Stamford Place, 7th Floor

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-203-703-7046

Date of fiscal year end: December 31

Date of reporting period: 07/01/2009–06/30/2010

Item 1 – Proxy Voting Record:

Proxy Voting Record – Western Asset Absolute Return Portfolio, Western Asset High Yield Portfolio, Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation-Indexed Plus Bond Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio, and Western Asset Enhanced Equity Portfolio held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:

/s/ R. Jay Gerken
R. Jay Gerken,
President of Western Asset Funds, Inc.

Date: August 20, 2010